                          SEI INSURANCE PRODUCTS TRUST

                      SEI VP EMERGING MARKETS EQUITY FUND
                          SEI VP LARGE CAP VALUE FUND

                      SUPPLEMENT DATED SEPTEMBER 22, 2000
                 TO THE CLASS A PROSPECTUS DATED APRIL 30, 2000

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the Trust, have appointed The Boston Company Asset Management, ("The Boston Company"), as an additional Sub-Adviser to the Trust's SEI VP Emerging Markets Equity Fund (the "Fund"). The Boston Company was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 18-19, 2000, and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on February 1, 2000, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating The Boston Company, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and The Boston Company. SIMC recommended the selection of The Boston Company and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of The Boston Company and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing The Boston Company, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by The Boston Company; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of The Boston Company's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to The Boston Company, including any benefits to be received by The Boston Company or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and The Boston Company relating to the Fund, The Boston Company makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. The Boston Company is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Funds' investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of The Boston Company as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 27 of the Prospectus is amended by inserting the following disclosure relating to The Boston Company:

THE BOSTON COMPANY ASSET MANAGEMENT, LLC: D. Kirk Henry, CFA and Senior Vice President, serves as portfolio manager for a portion of the assets of the Emerging Markets Equity Fund. Since joining The Boston Company in 1994,
Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies.

The Boston Company, a limited liability company, was founded in 1970. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation through The Boston Safe Deposit and Trust Company and The Boston Company, Inc. As of
June 30, 2000, The Boston Company had approximately $25.7 billion in assets under management.
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Listed below are the names and principal occupations of the principal executive offices of The Boston Company. The principal business address of the principal executive officer and each of the directors, as it relates to their position at The Boston Company, is One Boston Place, Boston, MA 02108.

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NAME                                        TITLE
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Christopher M. Condron                      Chairman, Director
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Francis D. Antin                            President, Director, Chief Executive Officer
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Marie Stewart, CPA                          Senior Vice President, Chief of Administration
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John D. Kattar, CFA                         Senior Vice President, Director of Domestic Equity
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Sandor Cseh, CFA                            Senior Vice President, Director of International Investments
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David S. Hertan                             Senior Vice President, Director of Fixed Income Management
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Corey A. Griffin                            Senior Vice President, Director of Marketing & Client Services
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Thomas St. Jean                             Vice President, Director of Operations
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Jennifer Cassedy                            Vice President, Director of Risk Management & Compliance
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

The Adviser will pay The Boston Company a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to The Boston Company.

                           --------------------------

At the same meeting, the Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Credit Suisse Asset Management Limited ("Credit Suisse") as a Sub-Adviser to the Trust's SEI VP Emerging Markets Equity Fund (the "Fund"). The Board determined to terminate Credit Suisse because of significant changes to the Credit Suisse investment management team. This termination does not require shareholder approval.

                           --------------------------

At the same meeting, the Board of Trustees of SEI Insurance Products Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Coronation Asset Management (Proprietary) Limited ("Coronation") as a Sub-Adviser to the Trust's SEI VP Emerging Markets Equity Fund (the "Fund"). The Board determined to terminate Coronation because Coronation's expertise is concentrated in the South African market and one of the other Sub-Advisers to the Fund, Schroder Investment Management North America, can provide coverage of an expanded area, including Emerging European, Middle Eastern and African markets. This termination does not require shareholder approval.

                           --------------------------

At the same meeting, the Trustees appointed Iridian Asset Management LLC ("IAM") as a Sub-Adviser to the Trust's SEI VP Large Cap Value Fund (the "Fund"). Iridian's appointment does not require shareholder approval.

In evaluating IAM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and IAM. SIMC recommended the selection of IAM and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of IAM and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing IAM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by IAM; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of IAM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to IAM, including any benefits to be received by IAM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and IAM relating to the Fund, IAM makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. IAM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar, to the other Agreements. The Sub-Advisory Agreement will remain in effect until September 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of IAM as Sub-Adviser to the Funds, the "Sub-Advisers" Section on pages 22 and 27 of the Prospectus is amended by inserting the following disclosure relating to IAM:

IRIDIAN ASSET MANAGEMENT LLC: David L. Cohen, Principal and Portfolio Manager, serves as portfolio manager for a portion of the assets of the SEI VP Large Cap Value Fund. Mr. Cohen joined IAM in 1995, and has 15 years of investment experience. Since 1995, Mr. Cohen has also been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc.

IAM was founded as a limited liability company in November of 1995. As of June 30, 2000, IAM had approximately $8.4 billion in assets under management.

Listed below are the names and principal occupations of the principal executive offices of IAM. The principal business address of the principal executive officer and each of the directors, as it relates to their position at IAM, is 276 Post Road West, Westport, CT 06880-4704.

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NAME                                        TITLE
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David L. Cohen                              Principal, Portfolio Manager
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Harold J. Levy                              Principal, Portfolio Manager
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Alice B. Hicks                              Executive Vice President, Director of Client Services and Marketing
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Jeffrey M. Elliott                          Executive Vice President, Chief Operating Officer, Secretary
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

The Adviser will pay IAM a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to IAM.
                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE